CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,513	$ 12,448
Bank deposits	10,012	12,500
Marketable securities	20,471	8,678
Accounts receivables	377	62
Receivables from collaborative arrangements	0	7,858
Prepaid expenses and other current assets	2,794	1,509
TOTAL CURRENT ASSETS	41,167	43,055
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents	1,284	1,288
Property and equipment, net	434	660
Operating lease right-of-use assets	1,721	876
Other long-term assets	55	0
Funds in respect of employee rights upon retirement	626	749
TOTAL NON-CURRENT ASSETS	4,120	3,573
TOTAL ASSETS	45,287	46,628
CURRENT LIABILITIES:
Accounts payable	154	251
Other accounts payable	3,921	2,360
Current maturities of operating leases	447	718
TOTAL CURRENT LIABILITIES	4,522	3,329
LONG-TERM LIABILITIES:
Operating leases liabilities	1,206	54
Liability for employee rights upon retirement	915	1,032
TOTAL LONG-TERM LIABILITIES	2,121	1,086
TOTAL LIABILITIES	6,643	4,415
COMMITMENTS (Note 7)
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2022 and 2023, respectively; issued and outstanding: 23,129,469 and 27,857,620 as of December 31, 2022 and December 31, 2023, respectively	774	638
Additional paid-in capital	258,173	234,640
Accumulated deficit	(220,303)	(193,065)
TOTAL SHAREHOLDERS' EQUITY	38,644	42,213
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 45,287	$ 46,628